Income Taxes - Summary of Deferred Income Taxes Provided on Temporary Differences (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Unrealized remeasurement of investments	$ 63	$ (26)
Change in valuation allowance on deferred tax assets	47	(47)
Tax on undistributed foreign earnings	19	4
Tax depreciation in excess of book depreciation	29	33
Net tax losses benefit	(67)	(25)
Net increase in non-deductible liabilities	(96)	(63)
Book amortization in excess of tax amortization	(112)	(112)
Others	7	(25)
Deferred income tax, Total	$ (110)	$ (261)